Common Shares, Stock Options And Preferred Shares (Summary Of Company's Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Common Shares, Stock Options And Preferred Shares [Abstract]
Common Shares Subject to Option, Balance	2,622,500	2,196,240	2,300,290
Common Shares Subject to Option, Granted	12,000	972,000	12,000
Common Shares Subject to Option, Exercised	(255,445)	(520,740)	(47,250)
Common Shares Subject to Option, Cancelled	(127,600)	(25,000)	(68,800)
Common Shares Subject to Option, Balance	2,251,455	2,622,500	2,196,240
Common Shares Subject to Option, Exercisable	870,955
Weighted-Average Exercise Prices, Balance	$ 27.61	$ 26.40	$ 26.29
Weighted-Average Exercise Prices, Granted	$ 35.78	$ 27.17	$ 24.44
Weighted-Average Exercise Prices, Exercised	$ 27.89	$ 21.69	$ 20.28
Weighted-Average Exercise Prices, Cancelled	$ 27.63	$ 27.66	$ 26.38
Weighted-Average Exercise Prices, Balance	$ 27.62	$ 27.61	$ 26.40
Weighted-Average Exercise Prices, Exercisable	$ 27.83
Weighted-Average Remaining Contractual Term, Years	3.2
Weighted-Average Remaining Contractual Term, Exercisable, Years	1.9
Aggregate Intrinsic Value, Exercised	$ 2,412,000	$ 2,809,000	$ 169,000